Related-Party Disclosures - Schedule of Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2017
Brycon-MWHC Joint Venture [member] | Unincorporated [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Unincorporated
58053 Newfoundland & Labrador Inc. [member] | Newfoundland and Labrador, Canada [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Newfoundland and Labrador, Canada
59991 Newfoundland & Labrador Ltd. [member] | Newfoundland and Labrador, Canada [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Newfoundland and Labrador, Canada
3221969 Nova Scotia Company [member] | Nova Scotia, Canada [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Nova Scotia, Canada
AIVEK Stantec Limited Partnership [member] | Newfoundland and Labrador, Canada [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Newfoundland and Labrador, Canada
Bury - AUS, Inc. [member] | Texas, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Texas, United States
Bury - DFW, Inc. [member] | Texas, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Texas, United States
Houston Airport Alliance [member] | Unincorporated [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Unincorporated
MWH-AGS, Inc. JV [member] | Unincorporated [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Unincorporated
Bury - HOU, Inc. [member] | Texas, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Texas, United States
Bury - SAN, Inc. [member] | Texas, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Texas, United States
Bury Holdings, Inc. [member] | Texas, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Texas, United States
Edwards and Zuck Consulting Engineers, D.P.C. [member] | New York, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	New York, United States
ENTRAN of Virginia, PLLC [member] | Virginia, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Virginia, United States
FST Engineers, Inc. [member] | New York, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	New York, United States
Harza International Development Company, LLC [Member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
Hawksley Consulting Pty Limited [member] | Australia [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Australia
International Insurance Group Inc. [member] | Barbados [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Barbados
Montgomery Watson (Bermuda) Ltd. [member] | Bermuda [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Bermuda
Montgomery Watson Harza (MWH) Muhendislik ve Musavirlik Limited Sirketi [member] | Turkey [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Turkey
Mustang Acquisition Holdings Inc. [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
MWH (Fiji) Limited [member] | Fiji [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Fiji
MWH Americas, Inc. Chile, Limitada [member] | Chile [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Chile
MWH Americas, A New York Corporation [member] | New York, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	New York, United States
MWH Architects and Engineers, Inc. [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
MWH Canada, Inc. [member] | Canada [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Canada
MWH Constructors Canada Ltd. [member] | Canada [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Canada
MWH Constructors Holding B.V. [member] | Netherlands [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Netherlands
MWH Constructors Holdings Limited [member] | Hong Kong [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Hong Kong
MWH Constructors Israel, Inc. [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
MWH Constructors Nevada, Inc [member] | Nevada, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Nevada, United States
MWH Constructors NZ [member] | New Zealand [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	New Zealand
MWH Constructors, Inc. [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
MWH Constructors, Inc. & J.A. Tiberti Construction Co., Inc. DBA Nevada Water Solutions Joint Venture. [member] | Unincorporated [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Unincorporated
MWH Constructors Inc. & Slayden Construction Group Inc., Joint Venture [member] | Unincorporated [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Unincorporated
MWH Consultancy (Malaysia) Sdn Bhd [member] | Malaysia [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Malaysia
MWH Consultants (Singapore) Pte Limited [member] | Singapore [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Singapore
MWH DRC S.A.R.L. [member] | Congo [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Congo
MWH.JHCE JV [member] | Unincorporated [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Unincorporated
MWH/Khafra Joint Venture [member] | Unincorporated [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Unincorporated
MWH Khonji Bahrain [Member] | Unincorporated [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Unincorporated
MWH-WRE [member] | Unincorporated [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Unincorporated
MWH Energy Solutions, Inc. [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
MWH Enterprises Inc. [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
MWH Environmental Technologies Taiwan Ltd. [member] | Taiwan [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Taiwan
MWH Holding B.V. [member] | Netherlands [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Netherlands
MWH IFI Limited [member] | Hong Kong [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Hong Kong
MWH India Private Ltd. [member] | India [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	India
MWH International Inc. [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
MWH Pakistan (Private) Limited [member] | Pakistan [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Pakistan
MWH Panama S.A. [member] | Panama [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Panama
MWH Peru, S.A. [member] | Peru [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Peru
MWH Rateware, Inc. [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
MWH Recovery Limited [member] | New Zealand [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	New Zealand
MWH Resource Net (India) Private Limited [member] | India [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	India
MWH Societe Anonyme [member] | Belgium [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Belgium
MWH Venezuela C.A. [member] | Venezuela [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Venezuela
MWH Venezuela (SA) LLC [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
R.G. Consulting Group. [member] | New Zealand [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	New Zealand
RDC of Nepal [member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Cayman Islands
Servicios de Infraestructura SDI C.A. [member] | Venezuela [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Venezuela
Slayden Constructors, Inc. [member] | Oregon, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Oregon, United States
Stantec Aircraft Holdings Ltd. [member] | Alberta, Canada [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Alberta, Canada
Stantec Argentina S.A [member] | Argentina [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Argentina
Stantec Asia Limited. [member] | Hong Kong [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Hong Kong
Stantec Australia Pty Ltd [member] | Australia [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Australia
Stantec B.V. [member] | Netherlands [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Netherlands
Stantec Constructors Holding (2017) Limited [member] | United Kingdom [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	United Kingdom
Stantec Consulting (Shanghai) Co., Ltd [member] | China [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	China
Stantec Consulting Caribbean Ltd. [member] | Barbados [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Barbados
Stantec Consulting Cayman Islands Ltd. [member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Cayman Islands
Stantec Consulting International LLC [member] | Arizona, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Arizona, United States
Stantec Consulting International Ltd. [member] | Canada [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Canada
Stantec Consulting Labrador Ltd. [member] | Newfoundland and Labrador, Canada [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Newfoundland and Labrador, Canada
Stantec Consulting Ltd./Stantec Experts-conseils ltee [member] | Canada [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Canada
Stantec Consulting Mexico, S. de R.L. de C.V. [member] | Mexico [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Mexico
Stantec Consulting Michigan Inc. [member] | Michigan, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Michigan, United States
Stantec Consulting Services Inc. [member] | New York, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	New York, United States
Stantec Delaware II LLC [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
Stantec Delaware III LLC [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
Stantec Delaware IV LLC [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
Stantec Energy & Resources Inc. [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
Stantec Environmental Engineering (Shanghai) Co., Ltd. [member] | China [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	China
Stantec Europe Limited [member] | United Kingdom [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	United Kingdom
Stantec Farrer Limited [member] | United Kingdom [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	United Kingdom
Stantec Global Capital Limited [member] | United Kingdom [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	United Kingdom
Stantec Holdings (2017) Limited [member] | United Kingdom [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	United Kingdom
Stantec Holdings [member] | New Zealand [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	New Zealand
Stantec Holdings II Ltd. [member] | Alberta, Canada [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Alberta, Canada
Stantec Limited [member] | England and Wales [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	England and Wales
Stantec New Zealand [member] | New Zealand [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	New Zealand
Stantec New Zealand International. [member] | New Zealand [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	New Zealand
Stantec Newfoundland & Labrador Ltd. [member] | Newfoundland and Labrador, Canada [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Newfoundland and Labrador, Canada
Stantec Oceania Limited [member] | United Kingdom [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	United Kingdom
Stantec S.p.A.[member] | Italy [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Italy
Stantec Technology International Inc. [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
Stantec Treatment Group Limited [member] | United Kingdom [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	United Kingdom
Stantec Treatment Holding Limited. [member] | United Kingdom [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	United Kingdom
Stantec Treatment Limited. [member] | United Kingdom [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	United Kingdom
Stantec UK Limited. [member] | United Kingdom [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	United Kingdom
Stassinu Stantec Limited Partnership [member] | Newfoundland and Labrador, Canada [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Newfoundland and Labrador, Canada
Thomas Hawksley Consulting Limited [member] | United Kingdom [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	United Kingdom
UEI Associates, Inc. [member] | Texas, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Texas, United States
UEI Global I, Inc. [member] | Texas, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Texas, United States